UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09469

        Nuveen Virginia Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.8% (3.2% of Total Investments)
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
$ 85	5.000%, 5/15/22	5/11 at 100.00	Baa3	$86,102
850	5.400%, 5/15/31	5/11 at 100.00	Baa3	867,246
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
550	5.250%, 6/01/19	6/15 at 100.00	BBB	565,493
725	5.500%, 6/01/26	6/15 at 100.00	BBB	752,978

2,210	Total Consumer Staples			2,271,819

	Education and Civic Organizations – 13.8% (9.3% of Total Investments)
500	Danville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	3/11 at 102.00	N/R	515,080
	Averett University, Series 2001, 6.000%, 3/15/22
500	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	526,105
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
850	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and	10/09 at 101.00	A3	906,823
	Improvement Bonds, Series 1999, 6.000%, 10/15/28
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
160	5.375%, 2/01/19	2/09 at 101.00	BBB–	164,618
320	5.375%, 2/01/29	2/09 at 101.00	BBB–	327,248
280	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	No Opt. Call	B2	277,323
	Bonds, Series 2001B, 6.125%, 7/15/11
980	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2	985,155
	Bonds, Series 2001C, 6.850%, 7/15/21
160	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	172,821
	5.000%, 6/01/18
1,325	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/10 at 100.00	AA+	1,381,087
	Education Financing Program, Series 2000A, 5.000%, 9/01/17
700	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	No Opt. Call	Aa1	756,924
	Education Financing Program, Series 2004B, 5.000%, 9/01/13
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	7/08 at 101.00	AA	512,645
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured

6,275	Total Education and Civic Organizations			6,525,829

	Health Care – 10.9% (7.4% of Total Investments)
100	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	107,301
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	AA	1,066,710
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
1,500	Fredericksburg Industrial Development Authority, Virginia, Hospital Facilities Revenue	6/07 at 102.00	AAA	1,545,660
	Refunding Bonds, MediCorp Health System Obligated Group, Series 1996, 5.250%, 6/15/16 –
	AMBAC Insured
500	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	511,515
	System, Series 2002B, 5.125%, 6/15/33
500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	528,375
	System Inc., Series 2002A, 5.600%, 11/15/30
525	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	546,746
	Hospital, Series 2002, 5.250%, 4/01/33
800	Norton Industrial Development Authority, Virginia, Hospital Revenue Refunding and Improvement	12/11 at 101.00	A	859,688
	Bonds, Norton Community Hospital, Series 2001, 6.000%, 12/01/22 – ACA Insured

4,925	Total Health Care			5,165,995

	Housing/Multifamily – 4.4% (2.9% of Total Investments)
1,000	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage	11/11 at 102.00	AAA	1,026,740
	Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Mandatory put
	11/01/19) (Alternative Minimum Tax)
1,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2000G, 5.625%, 10/01/20	10/10 at 100.00	AA+	1,036,400
	(Alternative Minimum Tax)

2,000	Total Housing/Multifamily			2,063,140

	Housing/Single Family – 3.4% (2.3% of Total Investments)
1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,035,740
	7/01/31 – MBIA Insured
600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-C2, 4.750%,	1/15 at 100.00	AAA	597,750
	10/01/32 (Alternative Minimum Tax)

1,600	Total Housing/Single Family			1,633,490

	Industrials – 0.1% (0.1% of Total Investments)
50	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility	No Opt. Call	BBB	50,809
	Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
	(Alternative Minimum Tax)

	Long-Term Care – 5.2% (3.5% of Total Investments)
500	Albemarle County Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/12 at 100.00	N/R	524,050
	Bonds, Westminster Canterbury of the Blue Ridge First Mortgage, Series 2001, 6.200%, 1/01/31
350	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	352,097
	Village, Series 2005, 5.625%, 12/01/39
650	James City County Industrial Development Authority, Virginia, Residential Care Facility First	3/12 at 101.00	N/R	689,410
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
350	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	355,649
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
350	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	352,023
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
175	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	N/R	177,385
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

2,375	Total Long-Term Care			2,450,614

	Materials – 1.8% (1.1% of Total Investments)
100	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/08 at 102.00	B2	100,330
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax) (5)
20	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	12/09 at 101.00	B2	20,828
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1999A, 6.550%, 12/01/25 (Alternative
	Minimum Tax) (5)
220	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	B2	221,586
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (5)
500	Hopewell Industrial Development Authority, Virginia, Environmental Improvement Revenue Bonds,	No Opt. Call	CCC+	495,465
	Smurfit Stone Container Corporation, Series 2005, 5.250%, 6/01/15

840	Total Materials			838,209

	Tax Obligation/General – 30.2% (20.4% of Total Investments)
330	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	357,529
600	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	651,516
2,000	Chesterfield County, Virginia, General Obligation Public Improvement Bonds, Series 2001,	1/11 at 100.00	AAA	2,085,120
	5.000%, 1/15/21
500	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	545,950
3,310	Leesburg, Virginia, General Obligation Public Improvement Bonds, Series 2000, 5.125%,	1/11 at 101.00	AAA	3,500,721
	1/15/21 – FGIC Insured
700	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	754,985
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	AAA	541,995
	6/01/18
845	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	916,715
320	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	337,328
	Richmond, Virginia, General Obligation Bonds, Series 2005A:
620	5.000%, 7/15/17 – FSA Insured	7/15 at 100.00	AAA	671,869
500	5.000%, 7/15/20 – FSA Insured	7/15 at 100.00	AAA	536,435
400	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	Aa2	437,708
400	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AA+	430,504
2,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AA+	2,561,528
	6/01/21

13,450	Total Tax Obligation/General			14,329,903

	Tax Obligation/Limited – 25.8% (17.4% of Total Investments)
171	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	175,431
	6.750%, 3/01/22
500	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R	554,690
	6/01/33
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
120	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	126,025
95	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	99,999
800	Commonwealth Transportation Board of Virginia, Federal Highway Reimbursement Anticipation	No Opt. Call	AA	874,688
	Notes, Series 2005, 5.000%, 9/28/15
1,000	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	AAA	1,059,670
	Project, Series 2005, 5.000%, 1/01/22 – MBIA Insured
500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	541,995
	Uses Community Project, Series 2006, 5.000%, 5/15/18
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aaa	618,239
	2005, 5.000%, 6/01/20 – AMBAC Insured
1,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,067,360
	Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured
600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	AAA	642,354
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – MBIA Insured
960	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/10 at 101.00	BBB	1,053,619
	10/01/19
500	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA	532,705
	5/01/22
500	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/12 at 100.00	AA+	525,110
	College Program, Series 2002A, 5.000%, 2/01/22
350	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	381,507
	Bonds, Series 2003, 6.375%, 3/01/30
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A,	8/11 at 101.00	AA+	2,115,240
	5.000%, 8/01/19
800	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C,	No Opt. Call	AA+	864,552
	5.000%, 8/01/13
345	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	373,963
	5.000%, 8/01/17
560	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	605,853
	Development Program, Series 2004B, 5.000%, 5/15/15

11,381	Total Tax Obligation/Limited			12,213,000

	Transportation – 23.1% (15.6% of Total Investments)
1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International	7/15 at 100.00	AAA	1,072,210
	Airport, Series 2005A, 5.000%, 7/01/18 – FSA Insured
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	AAA	1,175,880
	Bonds, Series 1998, 5.500%, 7/01/25 – MBIA Insured
3,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001A,	10/11 at 101.00	AAA	3,222,540
	5.500%, 10/01/27 – MBIA Insured (Alternative Minimum Tax)
250	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	260,835
	5.000%, 10/01/21 – MBIA Insured
1,500	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	AAA	1,551,945
	FGIC Insured
500	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	530,830
500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	AAA	566,265
	2002, 5.250%, 7/15/22 – FGIC Insured
1,225	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%,	2/11 at 100.00	Aa2	1,285,380
	8/01/23
1,250	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001B, 5.125%,	2/11 at 100.00	Aa2	1,280,625
	8/01/27 (Alternative Minimum Tax)

10,225	Total Transportation			10,946,510

	U.S. Guaranteed – 17.0% (11.5% of Total Investments) (4)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – FSA	No Opt. Call	AAA	1,081,200
	Insured (ETM)
425	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun	6/12 at 101.00	BBB (4)	478,274
	Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)
1,000	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2001B, 5.250%,	1/11 at 101.00	AAA	1,075,630
	1/01/20 (Pre-refunded 1/01/11)
200	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	No Opt. Call	AAA	203,248
	Road, Series 1998A, 5.250%, 8/15/07 (ETM)
200	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 102.00	AAA	210,880
	Road, Series 1998A, 5.500%, 8/15/28 (Pre-refunded 8/15/08)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,500	5.500%, 10/01/32	10/10 at 101.00	AAA	1,609,365
1,500	5.500%, 10/01/40	10/10 at 101.00	AAA	1,606,950
415	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	434,567
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,300	Richmond, Virginia, General Obligation Refunding and Public Improvement Bonds, Series 1999A,	1/10 at 101.00	AAA	1,375,478
	5.125%, 1/15/24 (Pre-refunded 1/15/10) – FSA Insured

7,540	Total U.S. Guaranteed			8,075,592

	Utilities – 3.5% (2.3% of Total Investments)
1,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,116,690
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
500	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002, 5.000%, 1/15/27 –	1/12 at 100.00	AAA	518,915
	FSA Insured

1,500	Total Utilities			1,635,605

	Water and Sewer – 4.4% (3.0% of Total Investments)
2,000	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999, 5.000%,	5/09 at 102.00	AA+	2,083,400
	5/01/22

$ 66,371	Total Investments (cost $67,251,391) – 148.4%			70,283,915

	Other Assets Less Liabilities – 2.3%			1,090,975

	Preferred Shares, at Liquidation Value – (50.7)%			(24,000,000)

	Net Assets Applicable to Common Shares – 100%			$47,374,890

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $67,218,873.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$3,102,915
Depreciation	(37,873)

Net unrealized appreciation (depreciation) of investments	$3,065,042

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.